Share-based compensation - Summary of Obligation Under Deferred Share and Other Plans (Detail) shares in Thousands, $ in Millions	12 Months Ended
	Oct. 31, 2018 CAD ($) shares	Oct. 31, 2017 CAD ($) shares
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units | shares	26,309	28,259
Carrying amount | $	$ 2,520	$ 2,847
Deferred share unit plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units | shares	4,631	4,642
Carrying amount | $	$ 446	$ 468
Deferred bonus plan [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units | shares	10,347	12,021
Carrying amount | $	$ 990	$ 1,213
Performance deferred share award plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units | shares	5,892	5,924
Carrying amount | $	$ 565	$ 597
Deferred compensation plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units | shares	3,299	3,651
Carrying amount | $	$ 317	$ 368
Other share-based plans [member]
Disclosure of Terms and Conditions of Share-based Payment Arrangement [Line Items]
Units | shares	2,140	2,021
Carrying amount | $	$ 202	$ 201